INTANGIBLE ASSETS - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense	¥ 3,311	¥ 656	¥ 137
Expected amortization expense of intangible assets in next twelve months	20
Expected amortization expense of intangible assets year two	8
Expected amortization expense of intangible assets year three	8
Expected amortization expense of intangible assets year four	8
Expected amortization expense of intangible assets year five	8
Expected amortization expense of intangible assets thereafter	25
Impairment losses on intangible assets	¥ 9,831	¥ 0